Putnam New Jersey Tax Exempt Income Fund
The fund's portfolio
2/29/24 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
BAM — Build America Mutual
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corporation
PSFG — Permanent School Fund Guaranteed
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 3.30% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (98.4%)(a)
	Rating(RAT)	Principal amount	Value
Alaska (1.2%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A
5.00%, 10/1/33	A+/F	$500,000	$535,611
5.00%, 10/1/32	A+/F	1,000,000	1,072,777

			1,608,388
American Samoa (0.4%)
American Samoa Econ. Dev. Auth. 144A Rev. Bonds, Ser. A, 5.00%, 9/1/38	Ba3	500,000	503,994

			503,994
California (0.9%)
Davis, Joint Unified School Dist. G.O. Bonds, (Yolo Cnty., Election 2018), BAM, 3.00%, 8/1/38	AA	1,400,000	1,285,580

			1,285,580
Colorado (0.9%)
Denver City & Cnty., Arpt. Rev. Bonds, Ser. A
5.50%, 11/15/38	Aa3	400,000	457,949
5.00%, 11/15/37	Aa3	275,000	302,720
5.00%, 11/15/36	Aa3	425,000	471,796

			1,232,465
Delaware (2.6%)
DE River & Bay Auth. Rev. Bonds
Ser. A, 5.00%, 1/1/49	A1	1,000,000	1,090,460
5.00%, 1/1/40	A1	1,865,000	2,072,041
5.00%, 1/1/38	A1	410,000	461,373

			3,623,874
Guam (2.0%)
Territory of GU, Govt. G.O. Bonds, 5.00%, 11/15/31	Baa3	575,000	596,415
Territory of GU, Govt. Bus. Privilege Tax Rev. Bonds, Ser. F, 4.00%, 1/1/42	Baa3	1,400,000	1,349,445
Territory of GU, Govt. Hotel Occupancy Tax Rev. Bonds, Ser. A, 5.00%, 11/1/40	Baa3	450,000	465,037
Territory of GU, Intl. Arpt. Auth. Rev. Bonds, (Antonio B Won Pat Intl. Arpt. Auth.), Ser. A, 5.25%, 10/1/35	Baa2	265,000	275,263

			2,686,160
Illinois (1.0%)
IL State Toll Hwy. Auth. Rev. Bonds, Ser. A, 5.00%, 1/1/39	Aa3	1,200,000	1,395,159

			1,395,159
Missouri (1.1%)
Kansas City, Indl. Dev. Auth. Arpt. Special Oblig. Rev. Bonds, 4.00%, 3/1/45	A2	1,520,000	1,448,149

			1,448,149
New Jersey (72.4%)
Atlantic City, G.O. Bonds, (Tax Appeal)
Ser. A, BAM, 5.00%, 3/1/42	AA	1,000,000	1,024,766
Ser. B, AGM, 5.00%, 3/1/37	AA	1,000,000	1,034,315
Atlantic Cnty., Impt. Auth. Lease Rev. Bonds, (Stockton U.), AGM
4.00%, 7/1/53	AA	600,000	564,252
4.00%, 7/1/47	AA	750,000	726,549
Camden Cnty., 144A Rev. Bonds, (Camden Prep, Inc.), 5.00%, 7/15/42	BBB-	1,180,000	1,199,760
Camden Cnty., Impt. Auth. School Rev. Bonds, (KIPP Cooper Norcross), 6.00%, 6/15/62	BBB	1,000,000	1,076,765
Essex Cnty., Impt. Auth. Rev. Bonds, (Friends of TEAM Academy Charter School Oblig. Group), 4.00%, 6/15/56	BBB	1,500,000	1,311,786
Essex Cnty., Impt. Auth. 144A Rev. Bonds, (North Star Academy Charter School of Newark, Inc.), 4.00%, 7/15/40	BBB-	825,000	791,523
Garden State Preservation Trust Rev. Bonds, Ser. B, AGM, zero %, 11/1/24	AA	5,000,000	4,887,290
Gloucester Cnty., Impt. Auth. (Rowan U.), BAM, 5.00%, 7/1/54	AA	3,000,000	3,217,440
Hudson Cnty., Impt. Auth. Rev. Bonds, 3.00%, 10/1/35	AA	3,500,000	3,354,734
Hudson Cnty., Impt. Auth. Solid Waste Rev. Bonds, 4.00%, 1/1/35	AA	800,000	828,255
Monmouth Cnty., Impt. Auth. Rev. Bonds, Ser. B, 4.00%, 12/1/37	Aaa	1,500,000	1,569,479
Monmouth Cnty., Impt. Auth. (The) Rev. Bonds
5.00%, 12/1/42	AAA	500,000	572,471
5.00%, 12/1/40	AAA	500,000	578,018
NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds, (RWJ Barnabas Hlth. Oblig. Group), 3.00%, 7/1/51	Aa3	1,750,000	1,322,199
NJ State G.O. Bonds, (Covid-19 Emergency Bonds), Ser. A, 3.00%, 6/1/32	A1	2,000,000	1,969,931
NJ State Econ. Dev. Auth. Rev. Bonds
(Ashland School, Inc.), 6.00%, 10/1/33	BBB	935,000	936,412
(Paterson Charter School for Science & Tech.), Ser. A, 6.00%, 7/1/32	BB	735,000	735,699
(Portal North Bridge), 5.25%, 11/1/42	A2	1,350,000	1,509,715
Ser. SSS, 5.25%, 6/15/39(FWC)	A2	1,250,000	1,452,366
Ser. WW, 5.25%, 6/15/32 (Prerefunded 6/15/25)	A2	1,000,000	1,028,279
(North Star Academy Charter School of Newark, Inc.), 5.00%, 7/15/47	BBB-	1,000,000	1,011,661
(Provident Group-Montclair State U. Student Hsg. & Properties), 5.00%, 6/1/37	AA	1,750,000	1,827,258
Ser. AAA, 5.00%, 6/15/36 (Prerefunded 12/15/26)	A2	550,000	583,140
(Provident Group-Rowan Properties, LLC), Ser. A, 5.00%, 1/1/35	B1	750,000	750,728
(Seeing Eye, Inc. (The)), 5.00%, 6/1/32	A+	1,250,000	1,319,815
(Biomedical Research Fac.), Ser. A, 5.00%, 7/15/30	A2	1,000,000	1,042,965
Ser. B, 5.00%, 11/1/26	A2	3,000,000	3,154,925
(Middlesex Water, Co.), 4.00%, 8/1/59	A+	1,000,000	883,550
Ser. MMM, 4.00%, 6/15/36	A2	1,500,000	1,553,275
Ser. MMM, 4.00%, 6/15/35	A2	1,000,000	1,039,693
NJ State Econ. Dev. Auth. Energy Fac. Rev. Bonds, (UMM Energy Partners, LLC), Ser. A, 4.75%, 6/15/32	Baa2	1,000,000	1,000,372
NJ State Econ. Dev. Auth. School Rev. Bonds, (Foundation Academy Charter School), Ser. A
5.00%, 7/1/50	BBB-	1,000,000	987,410
5.00%, 7/1/38	BBB-	300,000	304,592
NJ State Econ. Dev. Auth. Special Fac. Rev. Bonds, (Port Newark Container Term., LLC), 5.00%, 10/1/37	Baa2	1,750,000	1,804,174
NJ State Edl. Fac. Auth. Rev. Bonds
(Higher Ed. Cap, Impt. Fund), Ser. A, 5.25%, 9/1/53	A2	1,000,000	1,100,362
(Stevens Inst. of Tech.), Ser. A, 5.00%, 7/1/35	BBB+	1,200,000	1,259,442
(Montclair State U.), Ser. B, 5.00%, 7/1/34	A2	500,000	519,940
(William Paterson U. of NJ (The)), Ser. C, AGM, 5.00%, 7/1/33	AA	225,000	254,041
(William Paterson U. of NJ (The)), Ser. C, AGM, 5.00%, 7/1/32	AA	175,000	197,618
5.00%, 7/1/30	A	607,000	621,098
Ser. A, 4.00%, 7/1/50	BBB+	3,000,000	2,766,848
(Seton Hall U.), Ser. C, AGM, 4.00%, 7/1/50	AA	250,000	247,005
(William Paterson U. of NJ (The)), Ser. C, AGM, 4.00%, 7/1/38	AA	265,000	269,462
(William Paterson U. of NJ (The)), Ser. C, AGM, 3.00%, 7/1/40	AA	275,000	243,390
(William Paterson U. of NJ (The)), Ser. C, AGM, 3.00%, 7/1/35	AA	200,000	195,530
(William Paterson U. of NJ (The)), Ser. C, AGM, 3.00%, 7/1/34	AA	125,000	123,377
NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds
(Barnabas Hlth. Oblig. Group), 5.00%, 7/1/43	Aa3	2,000,000	2,046,118
(Inspira Hlth. Oblig. Group), Ser. A, 5.00%, 7/1/42	A2	1,000,000	1,029,751
(St. Joseph's Hlth. Care Syst. Oblig. Group), 5.00%, 7/1/41	Baa3	2,015,000	2,030,854
(Princeton Hlth. Care Syst.), Ser. A, 5.00%, 7/1/39	AA	1,000,000	1,029,668
(Hackensack Meridian Hlth.), Ser. A, 5.00%, 7/1/35	AA-	800,000	850,675
(AHS Hosp. Corp.), Ser. A, 5.00%, 7/1/27	Aa3	20,000	20,016
(RWJBarnabas Hlth. Oblig. Group), Ser. A, 4.00%, 7/1/43	Aa3	500,000	499,330
(Valley Hlth. Syst. Obligated Group), 4.00%, 7/1/38	A	1,000,000	1,010,265
(Valley Hlth. Syst. Obligated Group), 4.00%, 7/1/36	A	1,000,000	1,022,557
NJ State Hlth. Care Fac. Fin. Auth. VRDN, (AHS Hosp. Corp.), Ser. B, 3.51%, 7/1/36	VMIG 1	4,200,000	4,200,000
NJ State Hsg. & Mtge. Fin. Agcy. Rev. Bonds, (Single Family Hsg.), Ser. A, 4.50%, 10/1/48	Aa2	610,000	614,029
NJ State Tpk. Auth. Rev. Bonds
Ser. A, 5.00%, 1/1/48	AA-	1,000,000	1,059,755
Ser. B, 5.00%, 1/1/40	AA-	1,000,000	1,060,823
Ser. G, 5.00%, 1/1/37	AA-	500,000	535,773
Ser. E, 5.00%, 1/1/32	AA-	1,250,000	1,269,143
NJ State Trans. Trust Fund Auth. Rev. Bonds
Ser. CC, 5.50%, 6/15/50	A2	500,000	554,529
(Trans. Program), Ser. AA, 5.25%, 6/15/41	A2	2,000,000	2,032,676
Ser. A, 5.00%, 12/15/34	A2	1,000,000	1,084,074
Ser. A, 5.00%, 12/15/33	A2	1,235,000	1,342,022
(Federal Hwy. Reimbursement Notes), 5.00%, 6/15/30	A+	705,000	734,896
(Federal Hwy. Reimbursement Notes), 5.00%, 6/15/28	A+	960,000	1,002,758
Ser. AA, 4.25%, 6/15/44	A2	1,000,000	1,013,661
Ser. A, 4.00%, 12/15/39	A2	1,000,000	1,014,573
(Trans. Syst.), Ser. A, zero %, 12/15/33	A2	2,500,000	1,802,384
North Bergen Twp., Muni. Util. Auth. Swr. Rev. Bonds, NATL
zero %, 12/15/27	Aa3	1,005,000	892,267
zero %, 12/15/26	Aa3	1,000,000	915,615
Passaic Cnty., Impt. Auth. Rev. Bonds, (Paterson Arts & Science Charter School), 5.25%, 7/1/43	BBB-	670,000	694,834
Piscataway Twp. G.O. Bonds, 2.00%, 10/15/35	AA+	650,000	520,772
Rutgers State U. Rev. Bonds, Ser. M, 5.00%, 5/1/34	Aa3	1,000,000	1,034,745
Salem Cnty., Impt. Auth. Rev. Bonds, (Stand Up for Salem, Inc.), AGM
4.00%, 8/15/48	AA	400,000	379,032
4.00%, 8/15/42	AA	350,000	344,586
4.00%, 8/15/37	AA	525,000	536,962
South Jersey, Trans. Auth. Syst. Rev. Bonds, Ser. A
5.25%, 11/1/52	BBB+	2,500,000	2,658,854
5.00%, 11/1/45	BBB+	950,000	990,020
Sussex Cnty., Muni. Util. Auth. Rev. Bonds, (Waste Wtr. Facs.), Ser. B, AGM, zero %, 12/1/30	AA+	1,500,000	1,208,991
Tobacco Settlement Fin. Corp. Rev. Bonds
Ser. B, 5.00%, 6/1/46	BBB-	930,000	947,717
Ser. A, 5.00%, 6/1/36	A-	1,500,000	1,596,691
Union Twp., Union Cnty., G.O. Bonds, 2.00%, 1/15/32	AA+	1,120,000	964,218

			99,299,309
New York (9.1%)
Metro. Trans. Auth. Hudson Rail Yards Trust Oblig. Rev. Bonds, Ser. A, 5.00%, 11/15/51	A3	2,000,000	1,999,894
Monroe Cnty., Indl. Dev. Agcy. Multi-Fam. Rev. Bonds, (Andrews Terrace Cmnty. Partners LP), 4.72%, 1/1/44	Aaa	600,000	614,184
Port Auth. of NY & NJ Rev. Bonds
Ser. 93, 6.125%, 6/1/94	Aa3	5,000,000	5,020,168
Ser. 189, 5.00%, 5/1/45	Aa3	1,000,000	1,011,951
Ser. 217, 5.00%, 11/1/44	Aa3	2,000,000	2,165,852
Ser. 194, 5.00%, 10/15/41	Aa3	1,000,000	1,021,043
Ser. 207, 5.00%, 9/15/29	Aa3	550,000	584,334

			12,417,426
Ohio (1.2%)
OH State Higher Edl. Fac. Comm. Rev. Bonds, (Otterbein Homes Oblig. Group)
4.00%, 7/1/30	A	845,000	864,791
4.00%, 7/1/28	A	705,000	714,547

			1,579,338
Pennsylvania (1.6%)
Delaware River Port Auth. PA & NJ Rev. Bonds, Ser. A
5.00%, 1/1/39	A1	750,000	814,812
5.00%, 1/1/38	A1	750,000	816,951
Delaware River, Joint Toll Bridge Comm. Rev. Bonds, Ser. A, 5.00%, 7/1/44	A1	500,000	527,672

			2,159,435
Puerto Rico (0.9%)
Cmnwlth. of PR, G.O. Bonds, Ser. A-1
4.00%, 7/1/41	BB/P	500,000	464,417
4.00%, 7/1/37	BB/P	850,000	811,819

			1,276,236
Texas (2.9%)
Bastrop, Indpt. School Dist. G.O. Bonds, PSFG, 5.00%, 2/15/53	Aaa	2,600,000	2,827,707
TX Wtr. Dev. Board State Wtr. Implementation Rev. Bonds, 5.00%, 10/15/57	AAA	1,100,000	1,189,866

			4,017,573
Virgin Islands (0.3%)
Matching Fund Special Purpose Securitization Corp. Rev. Bonds, Ser. A, 5.00%, 10/1/30	BB/P	330,000	350,721

			350,721

Total municipal bonds and notes (cost $135,659,610)			$134,883,807

SHORT-TERM INVESTMENTS (1.4%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 5.51%(AFF)	1,984,069	$1,984,069

Total short-term investments (cost $1,984,069)		$1,984,069
TOTAL INVESTMENTS

Total investments (cost $137,643,679)		$136,867,876

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2023 through February 29, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $137,095,547.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 5/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 2/29/24
	Short-term investments
	Putnam Short Term Investment Fund Class P*	$415,812	$21,041,836	$19,473,579	$113,062	$1,984,069

	Total Short-term investments	$415,812	$21,041,836	$19,473,579	$113,062	$1,984,069
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(FWC)	Forward commitment, in part or in entirety (Note 1).
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Transportation	22.8%
	State debt	17.5
	Education	17.4
	Healthcare	13.3
	Local debt	11.5
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$134,883,807	$—
Short-term investments	—	1,984,069	—

Totals by level	$—	$136,867,876	$—
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com